Eaton Vance

Short Duration Government Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 28.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 0.956%, (COF + 0.65%), 10/15/22(1)	$2	$2,252
Series 2135, Class JZ, 6.00%, 3/15/29	430	479,118
Series 3866, Class DF, 1.543%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,714	1,713,299
Series 4102, Class DF, 1.25%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	494	488,741
Series 4159, Class FP, 1.00%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	1,093	1,065,630
Series 4180, Class KF, 1.10%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,833	3,740,353
Series 4204, Class AF, 1.10%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	768	754,236
Series 4212, Class NS, 5.288%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	3,300	3,463,993
Series 4223, Class NF, 1.05%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	2,689	2,646,096
Series 4249, Class CF, 0.90%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	8,874	9,026,418
Series 4299, Class JG, 2.50%, 7/15/43	1,185	1,199,915
Series 4337, Class YT, 3.50%, 4/15/49	139	138,735
Series 4389, Class CA, 3.00%, 9/15/44	2,106	2,204,080
Series 4448, Class AF, 1.10%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	40	40,128
Series 4594, Class FM, 1.10%, (1 mo. USD LIBOR + 1.00%), 6/15/46(1)	212	212,232
Series 4608, Class TV, 3.50%, 1/15/55	950	953,976
Series 4619, Class KF, 0.85%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	995	1,011,911
Series 4631, Class KF, 1.10%, (1 mo. USD LIBOR + 1.00%), 10/15/46(1)	122	121,882
Series 4631, Class NF, 1.10%, (1 mo. USD LIBOR + 1.00%), 11/15/46(1)	2	1,757
Series 4637, Class QF, 1.10%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	1,251	1,225,253
Series 4637, Class SA, 4.812%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	307	281,756
Series 4637, Class SC, 4.812%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	307	281,756
Series 4637, Class SD, 4.812%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	307	281,756
Series 4637, Class SE, 4.812%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	334	307,091
Series 4678, Class PC, 3.00%, 1/15/46	2,790	2,886,415
Series 4754, Class FJ, 1.10%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	885	866,389
Series 4754, Class FK, 1.10%, (1 mo. USD LIBOR + 1.00%), 1/15/54(1)	2,628	2,628,568
Series 4876, Class FA, 0.793%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	12,350	12,568,938
Series 4974, Class ZG, 2.50%, 4/25/50	1,229	1,228,588
Series 4980, Class ZP, 2.50%, 7/25/49	24	24,444
Series 4990, Class TZ, 2.50%, 7/25/50	3,130	3,140,619
Series 4995, Class ZN, 2.50%, 7/25/50	3,204	3,257,712
Series 4999, Class C, 2.00%, 6/25/50	5,454	5,441,320
Series 5003, Class AZ, 2.50%, 8/25/50	6,952	6,957,107
Series 5003, Class PZ, 2.50%, 8/25/50	1,444	1,450,800
Series 5007, Class PZ, 3.00%, 7/25/50	5,672	5,695,499
Series 5009, Class ZN, 3.50%, 7/25/50	11,250	11,290,122
Series 5020, Class EZ, 2.00%, 10/25/50	13,316	13,140,730
Series 5020, Class ZD, 2.00%, 10/25/50	2,850	2,852,210
Series 5020, Class ZP, 3.00%, 10/25/50	3,468	3,484,054
Series 5020, Class ZT, 2.00%, 10/25/50	3,220	3,224,212

Security	Principal Amount (000’s omitted)	Value
Series 5021, Class CZ, 2.00%, 10/25/50	$19,631	$19,676,394
Series 5021, Class NZ, 2.00%, 10/25/50	5,737	5,675,694
Series 5027, Class PZ, 2.00%, 10/25/50	4,099	4,102,400
Series 5028, Class AZ, 2.00%, 10/25/50	5,675	5,689,275
Series 5028, Class TZ, 2.00%, 10/25/50	3,977	3,920,573
Series 5028, Class ZA, 2.00%, 10/25/50	3,254	3,248,930
Series 5028, Class ZT, 2.00%, 10/25/50	4,713	4,692,422
Series 5031, Class Z, 2.50%, 10/25/50	7,289	7,314,992
Series 5034, Class GZ, 2.50%, 11/25/50	3,518	3,524,657
Series 5034, Class KZ, 2.50%, 11/25/50	2,968	2,973,290
Series 5034, Class NZ, 2.50%, 11/25/50	2,369	2,372,825
Series 5035, Class AZ, 2.00%, 11/25/50	2,832	2,806,028
Series 5035, Class ZK, 2.50%, 11/25/50	37,684	37,820,474
Series 5035, Class ZT, 2.00%, 10/25/50	3,421	3,407,971
Series 5036, Class Z, 2.00%, 11/25/50	31,117	30,912,022
Series 5036, Class ZA, 2.50%, 11/25/50	21,525	21,621,088
Series 5037, Class QZ, 2.00%, 11/25/50	13,917	13,823,934
Series 5037, Class ZQ, 2.00%, 11/25/50	2,340	2,337,514
Series 5038, Class Z, 2.50%, 10/25/50	10,979	11,025,590
Series 5038, Class ZN, 2.00%, 11/25/50	13,162	13,143,222
Series 5039, Class PZ, 2.00%, 11/25/50	4,357	4,352,944
Series 5039, Class ZJ, 2.00%, 11/25/50	2,066	2,061,903
Series 5040, Class TZ, 2.50%, 11/25/50	21,849	22,031,000
Series 5048, Class CZ, 2.00%, 12/25/50	5,228	5,220,996
Series 5050, Class DZ, 2.00%, 11/25/50	6,990	6,969,215
Series 5050, Class ZC, 2.00%, 12/25/50	11,481	11,419,343
Series 5050, Class ZJ, 2.00%, 12/25/50	15,231	15,161,475
Series 5051, Class BZ, 3.00%, 11/25/50	833	833,432
Series 5051, Class ZB, 3.00%, 12/25/50	463	462,736
Series 5053, Class KZ, 2.50%, 12/25/50	7,512	7,535,857
Series 5053, Class PZ, 1.50%, 11/25/50	4,298	4,298,132
Series 5054, Class DZ, 2.00%, 12/25/50	30,472	30,361,774
Series 5057, Class AZ, 2.00%, 12/25/50	7,751	7,672,507
Series 5058, Class CZ, 2.00%, 1/25/51	13,771	13,605,502
Series 5058, Class Z, 2.00%, 1/25/51	2,436	2,430,182
Series 5058, Class ZA, 2.00%, 1/25/51	2,641	2,627,660
Series 5058, Class ZH, 3.00%, 5/25/50	17,427	17,461,790
Series 5058, Class ZP, 3.00%, 9/25/50	6,087	6,099,720
Series 5068, Class UZ, 2.50%, 1/25/51	16,252	16,331,713
Series 5070, Class HZ, 2.50%, 2/25/51	6,622	6,661,078
Series 5071, Class CS, 3.274%, (3.30% - 30-day average SOFR), 2/25/51(2)	10,315	10,174,759
Series 5071, Class EZ, 2.50%, 2/25/51	15,887	15,968,812
Series 5071, Class SP, 3.274%, (3.30% - 30-day average SOFR), 2/25/51(2)	10,634	10,813,798
Series 5071, Class UZ, 2.50%, 1/25/51	14,197	14,274,410
Series 5072, Class ZU, 2.50%, 2/25/51	26,053	26,160,439
Series 5078, Class GZ, 3.00%, 2/25/51	3,783	3,785,401
Series 5080, Class ZG, 3.00%, 11/25/48	743	742,598
Series 5081, Class ZL, 3.00%, 3/25/51	4,001	4,010,248
Series 5083, Class SK, 3.832%, (3.867% - 30-day average SOFR x 1.333), 3/25/51(2)	11,934	12,060,372

Security	Principal Amount (000’s omitted)	Value
Series 5083, Class ZW, 2.50%, 3/25/51	$18,793	$18,874,113
Series 5084, Class ZP, 2.50%, 3/25/51	15,980	16,047,986
Series 5090, Class PZ, 2.50%, 3/25/51	2,782	2,791,187
Series 5093, Class Z, 3.00%, 1/25/51	5,407	5,413,172
Series 5093, Class ZM, 3.00%, 3/25/51	629	628,593
Series 5094, Class PZ, 3.00%, 4/25/51	3,762	3,764,264
Series 5096, Class QZ, 3.00%, 4/25/51	3,162	3,164,129
Series 5101, Class EZ, 2.00%, 3/25/51	1,954	1,932,188
Series 5104, Class WZ, 3.00%, 4/25/51	7,782	7,784,826
Series 5114, Class ZH, 3.00%, 5/25/51	13,879	13,975,174
Series 5121, Class HZ, 3.00%, 6/25/51	5,708	5,754,029
Series 5123, Class JZ, 2.00%, 7/25/51	9,149	9,098,791
Series 5124, Class HZ, 3.00%, 7/25/51	12,424	12,472,622
Series 5124, Class YZ, 3.00%, 7/25/51	18,285	18,326,241
Series 5129, Class CZ, 3.00%, 8/25/50	64,077	63,809,580
Series 5129, Class HZ, 1.25%, 4/25/50	9,800	9,580,427
Series 5129, Class TZ, 2.50%, 8/25/51	14,454	14,439,595
Series 5129, Class WZ, 3.00%, 8/25/50	28,886	28,934,219
Series 5129, Class ZE, 3.00%, 9/25/50	22,142	22,195,376
Series 5129, Class ZH, 3.00%, 7/25/50	28,053	28,118,021
Series 5129, Class ZW, 3.00%, 8/25/50	40,313	40,445,124
Series 5131, Class JZ, 3.00%, 8/25/51	42,030	42,031,003
Series 5131, Class LZ, 3.00%, 8/25/51	80,075	80,353,992
Series 5131, Class QZ, 3.00%, 7/25/51	10,981	11,027,377
Series 5132, Class LZ, 2.50%, 8/25/51	16,100	16,057,213
Series 5135, Class MZ, 2.50%, 8/25/51	20,043	19,901,335
Series 5136, Class ZJ, 2.50%, 8/25/51	29,224	29,085,770
Series 5141, Class ZJ, 2.50%, 6/1/51(11)	21,099	21,003,358
Series 5144, Class Z, 2.50%, 6/1/51(11)	47,646	47,513,500
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	14,197	1,889,383
Series 354, Class C15, 3.50%, 11/15/46	12,289	1,404,052
Series 362, Class C7, 3.50%, 9/15/47	23,766	2,372,595
Series 362, Class C11, 4.00%, 12/15/47	7,402	824,978
Series 362, Class C12, 4.00%, 12/15/47	12,771	1,838,267
Series 3030, Class SL, 6.007%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	1,658	316,149
Series 3114, Class TS, 6.557%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	3,090	430,520
Series 3339, Class JI, 6.497%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	1,364	287,845
Series 3872, Class NI, 5.50%, 12/15/21	2	2
Series 4088, Class EI, 3.50%, 9/15/41	468	7,076
Series 4094, Class CS, 5.907%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	1,285	309,983
Series 4109, Class SA, 6.107%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,522	284,455
Series 4452, Class SP, 6.107%, (6.20% - 1 mo. USD LIBOR), 10/15/43(2)	273	3,347
Series 4497, Class CS, 6.107%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	581	43,960
Series 4507, Class EI, 4.00%, 8/15/44	4,845	459,257
Series 4507, Class MI, 3.50%, 8/15/44	995	36,405
Series 4549, Class DS, 5.807%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	2,121	211,698
Series 4601, Class IN, 3.50%, 7/15/46	23,029	2,740,209

Security	Principal Amount (000’s omitted)		Value
Series 4625, Class BI, 3.50%, 6/15/46	$4,448		$520,854
Series 4637, Class IP, 3.50%, 4/15/44	583		20,819
Series 4653, Class PI, 3.50%, 7/15/44	303		1,478
Series 4672, Class LI, 3.50%, 1/15/43	685		14,769
Series 4676, Class DI, 4.00%, 7/15/44	666		8,522
Series 4700, Class WI, 3.50%, 1/15/44	390		726
Series 4749, Class IL, 4.00%, 12/15/47	1,703		199,962
Series 4768, Class IO, 4.00%, 3/15/48	1,987		231,936
Series 4768, Class KI, 4.00%, 11/15/47	3,479		404,862
Series 4772, Class PI, 4.00%, 1/15/48	2,159		249,652
Series 4791, Class JI, 4.00%, 5/15/48	3,160		329,497
Series 4791, Class SA, 6.107%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	8,816		1,132,506
Series 4796, Class AS, 6.107%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	5,583		716,584
Series 4808, Class IB, 4.00%, 5/15/48	8,329		960,632
Series 4966, Class SY, 5.961%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	7,375		1,047,386
Series 5008, Class IE, 2.00%, 9/25/50	83,047		7,741,084
Series 5010, Class I, 2.00%, 9/25/50	39,218		3,635,782
Series 5010, Class IB, 2.00%, 9/25/50	57,812		5,388,871
Series 5010, Class IN, 2.00%, 9/25/50	101,427		9,695,131
Series 5010, Class NI, 2.00%, 9/25/50	21,907		2,160,580
Series 5016, Class UI, 2.00%, 9/25/50	18,500		1,724,439
Series 5017, Class DI, 2.00%, 9/25/50	38,321		3,572,052
Series 5019, Class CI, 2.00%, 10/25/50	30,918		3,020,140
Series 5020, Class CI, 2.00%, 9/25/50	7,729		708,272
Series 5022, Class AI, 2.00%, 10/25/50	41,147		4,016,890
Series 5024, Class CI, 2.00%, 10/25/50	121,777		12,196,602
Series 5025, Class GI, 2.00%, 10/25/50	13,321		1,301,462
Series 5028, Class TI, 2.00%, 10/25/50	16,359		1,594,248
Series 5038, Class DI, 2.00%, 11/25/50	96,869		9,675,714
Series 5051, Class S, 3.55%, (3.60% - 30-day average SOFR), 12/25/50(2)	38,119		3,880,548
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,619		1,538,531
Series 239, Class PO, 0.00%, 8/15/36	750		674,489
Series 246, Class PO, 0.00%, 5/15/37	1,834		1,718,919
Series 3072, Class WO, 0.00%, 11/15/35	665		618,421
Series 3342, Class KO, 0.00%, 7/15/37	229		219,318
Series 3476, Class PO, 0.00%, 7/15/38	367		333,860
Series 3862, Class PO, 0.00%, 5/15/41	713		647,750
Series 4239, Class OU, 0.00%, 7/15/43	3,849		3,285,364

			$1,286,631,220

Federal National Mortgage Association:
Series G93-17, Class FA, 1.089%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	$7		$7,142
Series G97-4, Class FA, 0.889%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	110		111,372
Series 1993-203, Class PL, 6.50%, 10/25/23	51		53,996
Series 1994-14, Class F, 1.906%, (COF + 1.60%), 10/25/23(1)	46		46,005
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0	(6)	129
Series 2009-48, Class WA, 5.849%, 7/25/39(5)	378		422,742
Series 2009-62, Class WA, 5.577%, 8/25/39(5)	569		631,331
Series 2010-112, Class DZ, 4.00%, 10/25/40	527		563,511

Security	Principal Amount (000’s omitted)	Value
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	$212	$234,260
Series 2012-14, Class MH, 2.00%, 12/25/40	106	106,934
Series 2012-51, Class FD, 0.669%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	24,106	24,469,159
Series 2012-103, Class ZP, 3.00%, 9/25/42	1,519	1,566,677
Series 2012-115, Class MX, 3.346%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(2)	1,393	1,279,990
Series 2012-128, Class SH, 3.911%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	5,020	4,832,047
Series 2012-128, Class WS, 3.911%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	733	701,659
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,417	1,381,959
Series 2013-19, Class HF, 1.089%, (1 mo. USD LIBOR + 1.00%), 3/25/43(1)	342	341,172
Series 2013-52, Class GA, 1.00%, 6/25/43	923	922,290
Series 2013-52, Class MD, 1.25%, 6/25/43	1,171	1,157,235
Series 2013-58, Class SC, 5.866%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	3,858	4,034,355
Series 2013-67, Class NF, 1.089%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	944	953,997
Series 2014-1, Class HF, 1.60%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	969	955,994
Series 2014-5, Class LB, 2.50%, 7/25/43	310	317,227
Series 2015-74, Class SL, 2.297%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(2)	1,883	1,510,725
Series 2016-26, Class KS, 5.094%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(2)	2,150	2,320,849
Series 2016-49, Class VF, 1.10%, (1 mo. USD LIBOR + 1.00%), 8/25/46(1)	263	262,217
Series 2016-55, Class KF, 1.10%, (1 mo. USD LIBOR + 1.00%), 8/25/46(1)	544	540,880
Series 2016-55, Class KS, 3.50%, (3.57% - 1 mo. USD LIBOR x 0.714 ), 8/25/46(2)	461	399,536
Series 2016-89, Class ZH, 3.00%, 12/25/46	18	17,523
Series 2017-15, Class LE, 3.00%, 6/25/46	538	546,652
Series 2017-49, Class PF, 1.10%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	52	51,508
Series 2017-56, Class KF, 1.10%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	1,964	1,953,307
Series 2017-56, Class KS, 4.90%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	1,100	986,887
Series 2019-1, Class FA, 0.689%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	19,499	19,294,781
Series 2019-8, Class FD, 0.789%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	39,866	40,602,046
Series 2019-9, Class LF, 0.639%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	23,926	24,148,205
Series 2019-16, Class AF, 0.639%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	15,128	15,277,602
Series 2019-68, Class KL, 3.90%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	1,987	1,985,942
Series 2019-68, Class KS, 3.90%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	1,987	1,985,942
Series 2020-35, Class AZ, 3.00%, 6/25/50	1,387	1,387,400
Series 2020-45, Class MA, 3.129%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(2)	1,915	1,975,310
Series 2020-63, Class ZN, 3.00%, 9/25/50	3,006	3,011,470
Series 2020-64, Class PZ, 3.00%, 9/25/50	375	374,575
Series 2020-71, Class TZ, 2.50%, 10/25/50	42	42,333
Series 2020-75, Class NZ, 2.50%, 10/25/50	6,269	6,290,430
Series 2020-80, Class MZ, 2.50%, 11/25/50	794	794,898
Series 2020-81, Class CZ, 2.00%, 11/25/50	6,823	6,712,344
Series 2020-81, Class QZ, 2.50%, 11/25/50	845	846,316
Series 2020-85, Class HZ, 2.50%, 12/25/50	1,538	1,555,257
Series 2020-85, Class JZ, 2.50%, 12/25/50	3,362	3,408,936
Series 2020-86, Class ZK, 2.00%, 12/25/50	7,931	7,906,769
Series 2020-86, Class ZP, 2.50%, 12/25/50	28,417	28,522,724
Series 2020-89, Class PZ, 2.50%, 12/25/50	5,255	5,277,006
Series 2020-92, Class CZ, 2.50%, 12/25/50	13,269	13,314,960
Series 2020-92, Class NZ, 2.50%, 12/25/50	545	545,046
Series 2020-94, Class HZ, 3.00%, 1/25/51	4,022	4,041,665
Series 2020-95, Class BZ, 2.50%, 1/25/51	22,159	22,233,592
Series 2020-95, Class ZT, 2.00%, 1/25/51	6,960	6,911,745

Security	Principal Amount (000’s omitted)	Value
Series 2020-96, Class DZ, 2.50%, 1/25/51	$22,100	$22,289,210
Series 2020-96, Class EZ, 2.50%, 1/25/51	8,579	8,636,704
Series 2020-96, Class KZ, 2.50%, 1/25/51	4,597	4,612,985
Series 2021-1, Class JZ, 2.50%, 1/25/51	10,482	10,509,378
Series 2021-1, Class ZH, 3.00%, 11/25/50	16,841	16,902,030
Series 2021-3, Class ZH, 2.50%, 2/25/51	8,466	8,524,068
Series 2021-5, Class CZ, 3.00%, 2/25/51	983	986,914
Series 2021-8, Class NZ, 2.50%, 3/25/51	2,203	2,209,967
Series 2021-9, Class GZ, 3.00%, 3/25/51	5,235	5,236,528
Series 2021-11, Class DZ, 3.00%, 11/25/50	3,736	3,745,125
Series 2021-11, Class KZ, 3.00%, 6/25/50	1,438	1,437,906
Series 2021-14, Class GZ, 2.50%, 3/25/51	6,777	6,795,336
Series 2021-14, Class KZ, 2.50%, 3/25/51	8,396	8,434,347
Series 2021-15, Class HZ, 3.00%, 4/25/51	9,201	9,212,174
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,524	2,541,699
Series 2021-28, Class MZ, 3.00%, 6/25/47	1,673	1,673,843
Series 2021-40, Class DZ, 3.00%, 6/25/51	2,783	2,782,684
Series 2021-40, Class ZB, 3.00%, 6/25/51	4,513	4,547,821
Series 2021-42, Class ZA, 3.00%, 2/25/51	10,916	10,950,874
Series 2021-42, Class ZD, 3.00%, 11/25/50	8,236	8,424,773
Series 2021-43, Class LZ, 3.00%, 7/25/51	30,058	30,151,055
Series 2021-45, Class DZ, 3.00%, 7/25/51	3,971	3,985,039
Series 2021-45, Class HZ, 3.00%, 7/25/51	17,176	17,228,814
Series 2021-45, Class ZD, 3.00%, 7/25/51	5,296	5,314,822
Series 2021-51, Class EZ, 2.50%, 8/25/51	3,093	3,080,682
Series 2021-52, Class JZ, 2.50%, 8/25/51	23,098	23,035,494
Series 2021-53, Class ZL, 3.00%, 11/25/50	39,617	39,685,641
Series 2021-54, Class HZ, 2.50%, 6/25/51	10,710	10,671,420
Series 2021-54, Class ZJ, 2.50%, 8/25/51	33,852	33,590,189
Series 2021-55, Class ZN, 2.50%, 8/25/51	1,071	1,066,009
Series 2021-56, Class HZ, 2.50%, 4/1/51(11)	46,118	46,014,472
Series 2021-61, Class Z, 2.50%, 7/1/51(11)	16,014	15,989,144
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	72	2,432
Series 424, Class C8, 3.50%, 2/25/48	6,645	716,467
Series 2004-60, Class SW, 6.961%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	1,663	224,628
Series 2005-68, Class XI, 6.00%, 8/25/35	1,754	389,018
Series 2006-65, Class PS, 7.131%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	1,061	262,028
Series 2007-99, Class SD, 6.311%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,706	349,419
Series 2007-102, Class ST, 6.351%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	864	161,989
Series 2010-135, Class SD, 5.911%, (6.00% - 1 mo. USD LIBOR), 6/25/39(2)	236	4,068
Series 2011-59, Class IW, 6.00%, 7/25/41	1,196	253,807
Series 2011-82, Class AI, 5.50%, 8/25/26	3	51
Series 2011-101, Class IC, 3.50%, 10/25/26	2,182	122,228
Series 2012-94, Class SL, 6.611%, (6.70% - 1 mo. USD LIBOR), 5/25/38(2)	1,447	50,979
Series 2012-112, Class SB, 6.061%, (6.15% - 1 mo. USD LIBOR), 9/25/40(2)	668	9,107
Series 2012-147, Class SA, 6.011%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	1,272	263,449
Series 2014-41, Class SA, 5.961%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	1,279	209,053
Series 2014-55, Class IL, 3.50%, 9/25/44	1,134	148,060
Series 2014-55, Class IN, 3.50%, 7/25/44	1,055	164,104
Series 2014-89, Class IO, 3.50%, 1/25/45	1,599	200,607

Security	Principal Amount (000’s omitted)	Value
Series 2015-22, Class GI, 3.50%, 4/25/45	$663	$84,152
Series 2015-31, Class SG, 6.011%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	1,291	289,291
Series 2015-36, Class IL, 3.00%, 6/25/45	1,328	161,401
Series 2015-61, Class QI, 3.50%, 5/25/43	140	0	(7)
Series 2016-61, Class DI, 3.00%, 4/25/46	1,340	84,674
Series 2018-21, Class IO, 3.00%, 4/25/48	6,939	611,428
Series 2018-42, Class IA, 3.50%, 6/25/47	3,630	166,640
Series 2019-1, Class SA, 5.311%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	13,631	2,597,299
Series 2020-23, Class SP, 5.961%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	22,060	3,114,778
Series 2020-45, Class HI, 2.50%, 7/25/50	9,764	903,016
Series 2020-62, Class DI, 2.00%, 9/25/50	46,469	4,367,649
Series 2020-72, Class DI, 2.00%, 10/25/50	29,762	2,959,661
Series 2020-72, Class IA, 2.00%, 10/25/50	30,942	2,938,602
Series 2020-73, Class NI, 2.00%, 10/25/50	49,351	4,890,359
Series 2020-94, Class DI, 2.00%, 1/25/51	18,442	1,544,428
Series 2021-10, Class EI, 2.00%, 3/25/51	14,041	1,205,558
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,641	1,510,013
Series 380, Class 1, 0.00%, 7/25/37	378	346,489
Series 2007-17, Class PO, 0.00%, 3/25/37	307	290,736
Series 2009-82, Class PO, 0.00%, 10/25/39	775	707,431
Series 2012-5, Class PO, 0.00%, 12/25/39	492	461,599
Series 2012-61, Class PO, 0.00%, 8/25/37	2,183	2,009,154
Series 2014-9, Class DO, 0.00%, 2/25/43	9,108	7,920,921
Series 2014-17, Class PO, 0.00%, 4/25/44	1,685	1,456,249

		$686,548,730

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$145	$135,133
Series 2012-77, Class MT, 0.481%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	548	532,808
Series 2014-H20, Class MF, 0.739%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	8,019	8,159,265
Series 2015-144, Class KB, 3.00%, 8/20/44	503	508,178
Series 2015-H03, Class FD, 0.729%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	24,446	24,853,995
Series 2015-H05, Class FB, 0.729%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	23,057	23,468,397
Series 2016-168, Class JF, 1.10%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	2,953	2,941,820
Series 2017-121, Class DF, 0.584%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	5,950	6,017,196
Series 2017-137, Class AF, 0.584%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	2,720	2,748,256
Series 2018-H18, Class FG, 0.689%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	45,572	46,624,815
Series 2018-H20, Class FA, 0.689%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	69,154	70,761,709
Series 2019-H02, Class FE, 0.639%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	26,262	26,649,566
Series 2020-47, Class ZD, 3.00%, 4/20/50	5,736	5,780,574
Series 2020-61, Class ZA, 3.00%, 5/20/50	3,943	3,956,396
Series 2020-76, Class UZ, 3.00%, 5/20/50	3,936	3,937,739
Series 2020-76, Class ZL, 2.75%, 5/20/50	3,310	3,321,150
Series 2020-134, Class QY, 2.00%, 9/20/50	2,196	2,201,677
Series 2020-134, Class ZD, 2.00%, 9/20/50	1,825	1,809,274
Series 2020-146, Class CZ, 2.50%, 10/20/50	819	818,930

Security	Principal Amount (000’s omitted)	Value
Series 2020-163, Class KZ, 2.50%, 10/20/50	$1,629	$1,633,913
Series 2020-166, Class PZ, 3.00%, 11/20/50	1,526	1,529,484
Series 2020-180, Class Z, 2.50%, 11/20/50	10,754	11,069,435
Series 2020-181, Class CZ, 2.50%, 12/20/50	5,243	5,283,903
Series 2020-183, Class AZ, 2.50%, 12/20/50	6,284	6,313,626
Series 2020-183, Class CZ, 2.50%, 12/20/50	2,061	2,066,927
Series 2020-183, Class ZN, 2.50%, 12/20/50	7,315	7,346,590
Series 2020-187, Class ZM, 3.00%, 12/20/50	1,259	1,261,035
Series 2021-1, Class CZ, 2.50%, 12/20/50	4,256	4,283,847
Series 2021-1, Class GZ, 2.50%, 10/20/45	31	31,327
Series 2021-1, Class ZD, 3.00%, 1/20/51	4,838	4,869,130
Series 2021-8, Class DZ, 2.50%, 1/20/51	6,343	6,361,341
Series 2021-8, Class TZ, 2.50%, 1/20/51	12,238	12,292,665
Series 2021-8, Class ZG, 2.50%, 1/20/51	11,869	11,929,485
Series 2021-15, Class LZ, 2.50%, 1/20/51	5,812	5,853,151
Series 2021-24, Class EZ, 2.50%, 1/20/51	15,834	15,917,945
Series 2021-24, Class KZ, 2.50%, 2/20/51	7,228	7,205,878
Series 2021-25, Class JZ, 2.50%, 2/20/51	10,029	10,102,596
Series 2021-26, Class ZA, 2.50%, 2/20/51	14,678	14,721,123
Series 2021-26, Class ZB, 2.50%, 2/20/51	1,247	1,248,409
Series 2021-27, Class AZ, 2.50%, 2/20/51	2,601	2,613,765
Series 2021-27, Class CZ, 2.50%, 2/20/51	2,362	2,373,109
Series 2021-41, Class AZ, 2.50%, 3/20/51	1,728	1,734,989
Series 2021-49, Class VZ, 2.50%, 3/20/51	5,137	5,138,909
Series 2021-57, Class JZ, 3.00%, 3/20/51	18,738	18,776,186
Series 2021-58, Class CZ, 3.00%, 2/20/51	2,372	2,376,648
Series 2021-58, Class EZ, 3.00%, 7/20/50	21,360	21,428,219
Series 2021-58, Class ZW, 3.00%, 2/20/51	17,273	17,316,996
Series 2021-66, Class Z, 3.00%, 4/20/51	461	461,312
Series 2021-67, Class CZ, 3.00%, 4/20/51	10,942	10,961,153
Series 2021-76, Class Z, 3.00%, 8/20/50	545	545,754
Series 2021-76, Class ZA, 3.00%, 8/20/50	3,862	3,862,075
Series 2021-77, Class CZ, 3.00%, 7/20/50	45,254	45,437,303
Series 2021-77, Class LZ, 3.00%, 8/20/50	56,222	56,449,859
Series 2021-77, Class Z, 3.00%, 7/20/50	15,803	15,868,108
Series 2021-77, Class ZG, 3.00%, 7/20/50	10,494	10,542,944
Series 2021-77, Class ZH, 3.00%, 7/20/50	3,601	3,607,121
Series 2021-83, Class HZ, 3.00%, 5/20/51	2,711	2,721,263
Series 2021-83, Class QZ, 3.00%, 5/20/51	3,323	3,323,858
Series 2021-86, Class GZ, 3.00%, 5/20/51	2,649	2,655,579
Series 2021-87, Class UZ, 3.00%, 5/20/51	1,228	1,229,905
Series 2021-87, Class ZQ, 3.00%, 5/20/51	671	671,259
Series 2021-93, Class Z, 3.00%, 9/20/50	9,935	9,976,841
Series 2021-93, Class ZA, 3.00%, 9/20/50	7,628	7,657,738
Series 2021-96, Class GZ, 3.00%, 6/20/51	18,369	18,378,287
Series 2021-96, Class MZ, 3.00%, 6/20/51	28,491	28,587,047

Security	Principal Amount (000’s omitted)	Value
Series 2021-97, Class AZ, 2.50%, 5/20/51	$6,504	$6,499,776
Series 2021-97, Class CZ, 3.00%, 8/20/50	41,757	41,998,762
Series 2021-97, Class MZ, 3.00%, 8/20/50	34,690	34,899,071
Series 2021-97, Class VZ, 3.00%, 7/20/50	23,985	24,011,729
Series 2021-97, Class ZC, 3.00%, 8/20/50	52,818	53,071,048
Series 2021-97, Class ZP, 3.00%, 6/20/51	34,630	34,794,699
Series 2021-97, Class ZQ, 3.00%, 6/20/51	34,866	35,016,750
Series 2021-103, Class AZ, 3.00%, 6/20/51	805	809,746
Series 2021-103, Class MZ, 3.00%, 6/20/51	1,300	1,306,738
Series 2021-103, Class ZE, 2.50%, 6/20/51	10,139	10,169,278
Series 2021-105, Class MZ, 3.00%, 6/20/51	34,802	34,925,486
Series 2021-105, Class ZK, 3.00%, 6/20/51	5,716	5,719,388
Series 2021-107, Class GZ, 3.00%, 6/20/51	6,328	6,350,052
Series 2021-111, Class ZQ, 3.00%, 6/20/51	7,391	7,413,502
Series 2021-114, Class JZ, 3.00%, 6/20/51	11,165	11,203,986
Series 2021-118, Class EZ, 2.50%, 7/20/51	9,103	9,023,504
Series 2021-118, Class JZ, 2.50%, 7/20/51	27,391	27,255,260
Series 2021-119, Class HZ, 2.50%, 7/20/51	5,885	5,833,667
Series 2021-121, Class ZE, 2.50%, 7/20/51	3,000	2,982,858
Series 2021-122, Class ZL, 2.50%, 7/20/51	17,980	17,938,090
Series 2021-131, Class ZN, 3.00%, 7/20/51	4,319	4,332,445
Series 2021-138, Class Z, 2.50%, 7/1/51(11)	13,923	13,892,982
Interest Only:(3)
Series 2014-98, Class IM, 1.659%, 1/20/43(5)	7,875	308,357
Series 2015-151, Class KI, 1.583%, 11/20/42(5)	9,892	301,901
Series 2017-104, Class SD, 6.116%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	3,851	618,690
Series 2017-121, Class DS, 4.416%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	4,840	548,720
Series 2018-127, Class SG, 6.166%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	11,862	1,678,433
Series 2019-27, Class SA, 5.966%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	4,887	764,502
Series 2019-38, Class SQ, 5.966%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	11,084	1,690,441
Series 2019-43, Class BS, 5.966%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	7,672	1,201,734
Series 2020-97, Class MI, 2.50%, 3/20/50	8,362	744,987
Series 2020-146, Class IQ, 2.00%, 10/20/50	186,950	17,524,257
Series 2020-146, Class QI, 2.00%, 10/20/50	28,907	2,716,098
Series 2020-162, Class BI, 2.00%, 10/20/50	26,327	1,985,596
Series 2020-167, Class KI, 2.00%, 11/20/50	114,845	10,443,966
Series 2020-167, Class YI, 2.00%, 11/20/50	137,648	11,271,273
Series 2020-173, Class DI, 2.00%, 11/20/50	23,855	2,102,111
Series 2020-176, Class AI, 2.00%, 11/20/50	38,288	3,373,981
Series 2020-176, Class HI, 2.50%, 11/20/50	35,269	2,239,865
Series 2020-181, Class TI, 2.00%, 12/20/50	109,634	9,365,808
Series 2021-9, Class GI, 2.00%, 1/20/51	53,387	4,497,775
Series 2021-46, Class IM, 2.50%, 3/20/51	8,434	565,952
Series 2021-56, Class SD, 2.04%, (2.30% - 30-day average SOFR), 9/20/50(2)	26,574	1,035,975
Series 2021-56, Class SE, 2.04%, (2.30% - 30-day average SOFR), 10/20/50(2)	9,530	361,875
Series 2021-67, Class SA, 2.251%, (2.30% - 30-day average SOFR), 10/20/50(2)	84,351	3,716,189
Series 2021-77, Class SB, 3.666%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	19,871	2,641,472
Series 2021-77, Class SE, 3.666%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	12,093	1,571,763
Series 2021-97, Class IG, 2.50%, 8/20/49	99,928	9,286,618
Series 2021-125, Class SA, 3.661%, (3.75% - 1 mo. USD LIBOR), 7/20/51(2)	24,000	2,100,384

Security	Principal Amount (000’s omitted)	Value
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	$1,070	$960,166
Series 2010-88, Class OA, 0.00%, 7/20/40	760	684,160
Series 2015-24, Class KO, 0.00%, 6/20/35	1,054	1,005,483

		$1,148,002,264

Total Collateralized Mortgage Obligations (identified cost $3,191,573,544)		$3,121,182,214

Government National Mortgage Association Participation Agreements — 6.5%

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association Participation Agreements:
2.20%, (1 mo. LIBOR + 1.95%, Floor 0.25%), 10/5/22(1)(8)	$500,000	$501,847,500
2.65%, (1 mo. LIBOR + 2.40%, Floor 0.25%), 10/5/22(1)(8)	198,129	198,898,847

Total Government National Mortgage Association Participation Agreements (identified cost $698,128,721)		$700,746,347

U.S. Government Agency Mortgage-Backed Securities — 73.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.556%, (COF + 1.25%), with maturity at 2025(9)	$81	$81,706
2.10%, (1 yr. CMT + 1.98%), with maturity at 2034(9)	927	964,170
2.353%, (1 yr. CMT + 2.24%), with maturity at 2036(9)	695	728,127
2.368%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	673	708,457
2.377%, (1 yr. CMT + 2.26%), with maturity at 2035(9)	2,132	2,234,302
2.40%, (1 yr. CMT + 2.28%), with maturity at 2023(9)	21	21,307
2.473%, (1 yr. CMT + 2.31%), with maturity at 2036(9)	691	725,553
2.50%, with various maturities to 2051	139,882	145,995,945
2.735%, (COF + 2.28%), with maturity at 2025(9)	178	180,797
2.792%, (COF + 1.25%), with maturity at 2035(9)	585	601,409
3.00%, with various maturities to 2050	303,921	320,274,037
3.013%, (COF + 1.25%), with maturity at 2032(9)	142	148,527
3.50%, with various maturities to 2050	79,817	85,257,809
3.85%, (COF + 1.25%), with maturity at 2034(9)	34	35,141
4.00%, with maturity at 2050	1,107	1,195,159
4.05%, (COF + 2.29%), with maturity at 2037(9)	702	726,088
4.016%, (COF + 1.25%), with maturity at 2029(9)	8	8,546
4.323%, (5 yr. CMT + 2.52%), with maturity at 2032(9)	191	198,352
4.381%, (COF + 1.25%), with maturity at 2030(9)	193	206,040
4.50%, with various maturities to 2049	4,177	4,513,765

Security	Principal Amount (000’s omitted)	Value
4.656%, (COF + 1.25%), with maturity at 2033(9)	$549	$566,342
6.00%, with maturity at 2029	162	183,671
7.00%, with maturity at 2033	122	132,679
8.00%, with various maturities to 2025	1	584

		$565,688,513

Federal National Mortgage Association:
1.532%, (COF + 1.25%), with various maturities to 2037(9)	$285	$287,429
1.546%, (COF + 1.25%), with maturity at 2038(9)	37	37,667
1.556%, (COF + 1.25%), with maturity at 2033(9)	170	172,652
2.122%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(9)	511	537,651
2.123%, (COF + 1.84%), with maturity at 2029(9)	2	1,681
2.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(9)	246	259,225
2.178%, (1 yr. CMT + 2.11%), with maturity at 2040(9)	290	303,380
2.222%, (1 yr. CMT + 2.12%), with maturity at 2037(9)	769	805,271
2.274%, (1 yr. CMT + 2.15%), with maturity at 2031(9)	322	326,605
2.289%, (1 yr. CMT + 2.18%), with maturity at 2036(9)	259	273,360
2.303%, (1 yr. CMT + 2.21%), with maturity at 2039(9)	1,237	1,304,714
2.305%, (1 yr. CMT + 2.25%), with maturity at 2033(9)	1,665	1,743,946
2.427%, (1 yr. CMT + 2.08%), with maturity at 2033(9)	279	291,255
2.50%, 30-Year, TBA(10)	1,179,721	1,226,494,917
2.50%, with various maturities to 2051	1,021,249	1,065,885,969
2.542%, (COF + 1.25%), with maturity at 2036(9)	89	92,036
2.581%, (1 yr. CMT + 2.49%), with maturity at 2038(9)	556	588,145
2.681%, (COF + 2.19%), with maturity at 2030(9)	77	78,984
2.94%, (COF + 1.25%), with maturity at 2036(9)	184	191,886
3.00%, with various maturities to 2050	591,994	621,825,005
3.147%, (COF + 1.25%), with maturity at 2034(9)	427	441,054
3.274%, (COF + 1.25%), with maturity at 2034(9)	587	614,135
3.35%, (COF + 1.25%), with maturity at 2035(9)	185	190,771
3.50%, with various maturities to 2050	132,926	141,348,497
3.522%, (COF + 2.34%), with maturity at 2026(9)	124	127,005
3.536%, (COF + 1.80%), with maturity at 2036(9)	554	586,007
3.647%, (COF + 1.25%), with maturity at 2034(9)	273	279,940
3.708%, (COF + 1.73%), with maturity at 2035(9)	339	359,686
3.919%, (COF + 1.25%), with maturity at 2036(9)	50	52,959
3.937%, (COF + 1.78%), with maturity at 2035(9)	264	279,680
3.978%, (COF + 1.81%), with maturity at 2034(9)	249	267,037
4.00%, with various maturities to 2050	94,446	101,358,842
4.105%, (COF + 1.25%), with maturity at 2033(9)	244	263,536
4.275%, (COF + 1.87%), with maturity at 2034(9)	182	189,428
4.50%, with maturity at 2049	6,896	7,428,724
4.673%, (COF + 1.49%), with maturity at 2029(9)	352	376,950
4.929%, (COF + 1.73%), with maturity at 2034(9)	94	101,273
5.00%, with various maturities to 2048	3,781	4,066,114
6.00%, with various maturities to 2031	64	71,317
6.329%, (COF + 2.00%), with maturity at 2032(9)	54	60,130

		$3,179,964,863

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(9)	$162	$166,004
2.50%, 30-Year, TBA(10)	550,000	571,575,453
2.50%, with various maturities to 2051	3,113,785	2,734,738,995
3.00%, 30-Year, TBA(10)	175,000	182,614,766
3.00%, with maturity at 2051(11)	150,000	158,083,365
3.00%, with maturity at 2051	487,118	512,531,345
4.00%, with various maturities to 2050	5,048	5,376,793
4.50%, with various maturities to 2049	32,966	35,260,297

		$4,200,347,018

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $7,916,453,305)		$7,946,000,394

U.S. Government Guaranteed Small Business Administration Pools & Loans — 2.80%

Description	Principal Amount (000’s omitted)	Value
0.875%, (USD Prime - 2.375%), 2/25/29(1)	$67,141	$67,918,889
1.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	75,476	76,120,432
1.05%, (USD Prime - 2.20%), 4/25/44(1)	30,556	30,905,367
2.25%, (USD Prime - 1.00%), 4/25/44(1)	36,353	38,954,684
2.575%, (USD Prime - 0.675%), 2/25/44(1)	32,107	34,920,845
Interest Only:(12)(13)
1.03%, 1/18/39	424	15,512
1.26%, 2/15/44	1,510	80,463
1.31%, 11/26/43	3,143	148,369
1.51%, 2/15/44	1,109	66,506
1.56%, 6/29/43 to 3/14/44	1,406	83,491
1.57%, 11/1/32 to 5/16/43(14)	105,263	6,549,851
1.68%, 9/12/43 to 11/1/43	2,702	164,962
1.76%, 12/18/28	120	4,304
1.81%, 6/15/43 to 3/15/44	6,175	383,725
1.88%, 12/18/43 to 12/27/43	6,129	409,942
1.91%, 7/15/42 to 4/15/44	18,795	1,233,579
1.93%, 6/14/43 to 2/8/44	26,846	1,837,154
2.01%, 3/12/29 to 3/15/44	7,402	467,679
2.06%, 3/15/29 to 3/21/44	15,490	1,172,821
2.13%, 9/14/43 to 1/9/44	5,193	382,850
2.16%, 3/15/42 to 4/15/44	7,406	562,509
2.18%, 12/3/28 to 2/15/44	22,431	1,701,628
2.19%, 2/21/33 to 4/1/43(14)	26,107	2,111,082
2.23%, 1/21/24 to 7/28/42(14)	15,942	1,101,407
2.26%, 12/28/28 to 1/15/44	4,603	352,084
2.31%, 12/15/28 to 8/11/44	32,275	2,527,223
2.38%, 8/31/28 to 12/27/43	3,382	270,235
2.41%, 3/21/23 to 12/13/42(14)	34,533	2,264,154
2.41%, 6/15/42 to 4/15/44	22,516	1,930,811
2.43%, 5/7/28 to 2/14/44	20,309	1,721,970
2.48%, 3/15/44	2,708	248,712

Description	Principal Amount (000’s omitted)	Value
2.51%, 7/12/28 to 1/15/44	$3,761	$297,050
2.56%, 12/15/28 to 9/18/44	34,746	3,089,039
2.61%, 12/15/28 to 4/15/29	532	26,757
2.63%, 9/13/42 to 1/11/44	4,362	417,889
2.66%, 2/15/29 to 4/15/44	15,111	1,408,925
2.68%, 10/19/28 to 2/19/44	20,933	1,824,518
2.76%, 10/1/28 to 2/15/44	12,294	910,548
2.81%, 3/15/29 to 4/24/44	30,852	2,880,780
2.88%, 7/12/43 to 12/27/43	4,133	428,520
2.91%, 3/15/44	701	77,646
2.93%, 6/13/28 to 2/15/44	7,326	666,991
3.01%, 10/13/28 to 1/15/44	2,124	188,604
3.05%, 3/10/26 to 3/23/42(14)	487	40,634
3.06%, 12/15/28 to 4/15/44	4,414	484,260
3.13%, 9/29/43 to 1/31/44	8,594	991,665
3.16%, 12/15/43	331	40,843
3.18%, 5/8/28 to 2/19/44	10,192	879,647
3.26%, 10/18/28 to 3/15/44	5,936	549,049
3.31%, 4/15/29 to 3/7/44	5,264	650,061
3.36%, 1/15/29 to 4/15/44	162	16,548
3.38%, 8/17/43 to 1/16/44	10,107	1,321,537
3.41%, 4/15/44	2,760	349,366
3.43%, 4/27/28 to 2/6/44	35,749	3,257,704
3.51%, 10/4/28 to 3/15/44	16,475	1,684,715
3.56%, 12/28/28 to 3/15/44	13,016	1,288,836
3.61%, 12/27/28	11	798
3.66%, 11/15/43 to 4/15/44	16,705	2,230,353
3.98%, 12/11/28 to 12/13/28	381	31,694
4.11%, 12/31/28	35	2,968

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $304,760,179)		$302,651,185

Short-Term Investments — 9.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(15)	980,968,964	$980,968,964

Total Short-Term Investments (identified cost $980,968,964)		$980,968,964

Total Investments — 120.5% (identified cost $13,091,884,713)		$13,051,549,104

TBA Sale Commitments — (3.4)%

U.S. Government Agency Mortgage-Backed Securities — (3.4)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 2.50%, 30-Year, TBA(10)	$(350,000)	$(364,669,918)

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $363,140,625)		$(364,669,918)

Total TBA Sale Commitments (identified cost $363,140,625)		$(364,669,918)

Other Assets, Less Liabilities — (17.1)%		$(1,857,826,785)

Net Assets — 100.0%		$10,829,052,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(6)	Principal amount is less than $500.

(7)	Amount is less than $0.50.

(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	When-issued security.

(12)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(13)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(14)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2021 of all interest only securities comprising the certificate.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	(21,153)	Short	9/21/21	$(2,844,086,953)	$(51,473,121)

					$(51,473,121)

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $980,968,964, which represents 9.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,108,350,347	$8,477,983,391	$(8,605,262,241)	$(102,533)	$—	$980,968,964	$1,365,183	980,968,964

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$3,121,182,214	$—	$3,121,182,214
Government National Mortgage Association Participation Agreements	—	700,746,347	—	700,746,347
U.S. Government Agency Mortgage-Backed Securities	—	7,946,000,394	—	7,946,000,394
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	302,651,185	—	302,651,185
Short-Term Investments	—	980,968,964	—	980,968,964
Total Investments	$—	$13,051,549,104	$—	$13,051,549,104

Liability Description
TBA Sale Commitments	$—	$(364,669,918)	$—	$(364,669,918)
Futures Contracts	(51,473,121)	—	—	(51,473,121)
Total	$(51,473,121)	$(364,669,918)	$—	$(416,143,039)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.